Loans Payable and Loans Payable to Related Parties (Brooklyn ImmunoTherapeutics, LLC) (10-K)	12 Months Ended
Dec. 31, 2019
Brooklyn Immunotherapeutics, LLC [Member]
Loans Payable and Loans Payable to Related Parties

NOTE 10 LOANS PAYABLE AND LOANS PAYABLE TO RELATED PARTIES

During the period from January 1, 2018 through July 31, 2018, the Predecessor issued unsecured convertible promissory notes (the “Predecessor Notes”) in the aggregate amount of $19,447,996, in exchange for which cash proceeds of $3,534,000 were received during 2017, cash proceeds of $15,165,816 were received during 2018, $716,449 represented the conversion to principal of interest payable on the note and $31,731 was issued in connection with the CFO Separation Agreement (see Note 11 - Commitments and Contingencies.) Of the total Predecessor Notes issued, Predecessor Notes in the aggregate amount of $11,095,368 were issued to members of the Predecessor’s Board of Directors. Prior to the Business Combination, the Predecessor Notes were convertible into common stock at the noteholder’s option in connection with the sale of at least 80% of the outstanding capital stock of the Predecessor. The Predecessor Notes bear interest at 14.5% per annum and mature on December 31, 2019.

Predecessor Notes in the amount of $410,000 were assumed by the Successor in connection with the Business Combination. Interest expense related to the Predecessor Notes was $59,450 during the year ended December 31, 2019 and was $9,121 and $1,652,466 during the period from November 6, 2018 through December 31, 2018 and the period from January 1, 2018 through November 5, 2018, respectively. On January 27, 2020, the Predecessor Notes were amended to extend the maturity date to the earlier of (i) a change of control, as defined, or (2) December 31, 2021.

During October 2018, the Predecessor sold bridge notes in the aggregate amount of $1,500,000 to three members of the Board of Directors (the “Bridge Notes”). Interest expense in the amount of $16,346 was incurred on the Bridge Notes during the Predecessor period. On November 6, 2018, in connection with the Business Combination, the Bridge Notes and related accrued interest were converted into Class A units of the Successor in the aggregate amount of $1,516,346.